Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
	Sep. 01, 2023	Sep. 30, 2024	Sep. 30, 2014	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000012348
Account Value [Line Items]
Line Graph and Table Measure Name			Timothy Plan Conservative Growth Fund
Account Value		$ 12,510	$ 9,451	$ 10,906	$ 10,408	$ 12,170	$ 10,806	$ 10,464	$ 10,298	$ 10,190	$ 9,607	$ 9,218
C000012350
Account Value [Line Items]
Line Graph and Table Measure Name			Timothy Plan Conservative Growth Fund
Account Value		$ 12,326	$ 10,000	10,799	10,374	12,220	10,926	10,674	10,574	10,549	10,010	9,681
C000126999
Account Value [Line Items]
Line Graph and Table Measure Name		Timothy Plan Conservative Growth Fund
Account Value	$ 10,000	$ 11,145		9,735
C000080683
Account Value [Line Items]
Line Graph and Table Measure Name			Timothy Plan Defensive Strategies Fund
Account Value		14,098	$ 9,452	12,162	11,229	12,064	10,511	10,132	9,656	9,610	9,654	8,856
C000080684
Account Value [Line Items]
Line Graph and Table Measure Name			Timothy Plan Defensive Strategies Fund
Account Value		13,832	$ 10,000	12,014	11,176	12,107	10,624	10,314	9,912	9,930	10,067	9,294
C000127002
Account Value [Line Items]
Line Graph and Table Measure Name			Timothy Plan Defensive Strategies Fund
Account Value		15,291	$ 10,000	13,160	12,113	12,996	11,289	10,859	10,325	10,246	10,275	9,391
C000012336
Account Value [Line Items]
Line Graph and Table Measure Name			Timothy Plan Fixed Income Fund
Account Value		10,199	$ 9,551	9,241	9,291	10,753	10,995	10,433	9,681	9,910	9,990	9,655
C000012338
Account Value [Line Items]
Line Graph and Table Measure Name			Timothy Plan Fixed Income Fund
Account Value		9,905	$ 10,000	9,045	9,159	10,680	11,009	10,525	9,831	10,150	10,304	10,036
C000126995
Account Value [Line Items]
Line Graph and Table Measure Name			Timothy Plan Fixed Income Fund
Account Value		10,974	$ 10,000	9,908	9,938	11,477	11,719	11,087	10,261	10,477	10,544	10,148
C000130991
Account Value [Line Items]
Line Graph and Table Measure Name			Timothy Plan Growth & Income Fund
Account Value		11,423	$ 9,448	10,080	10,030	10,898	9,301	9,637	9,646	9,765	9,309	9,094
C000130992
Account Value [Line Items]
Line Graph and Table Measure Name			Timothy Plan Growth & Income Fund
Account Value		11,225	$ 10,000	9,981	10,004	10,948	9,417	9,830	9,911	10,110	9,706	9,558
C000130993
Account Value [Line Items]
Line Graph and Table Measure Name			Timothy Plan Growth & Income Fund
Account Value		12,399	$ 10,000	10,916	10,835	11,736	9,993	10,323	10,312	10,416	9,902	9,650
C000049122
Account Value [Line Items]
Line Graph and Table Measure Name			Timothy Plan High Yield Bond Fund
Account Value		14,223	$ 9,547	12,360	11,237	13,290	11,927	11,551	10,647	10,664	9,972	9,082
C000065171
Account Value [Line Items]
Line Graph and Table Measure Name			Timothy Plan High Yield Bond Fund
Account Value		13,823	$ 10,000	12,111	11,083	13,216	11,937	11,652	10,825	10,918	10,296	9,442
C000127001
Account Value [Line Items]
Line Graph and Table Measure Name			Timothy Plan High Yield Bond Fund
Account Value		15,289	$ 10,000	13,256	12,007	14,166	12,681	12,249	11,261	11,260	10,503	9,538
C000049121
Account Value [Line Items]
Line Graph and Table Measure Name			Timothy Plan International Fund
Account Value		15,744	$ 9,447	12,422	10,412	14,529	11,225	10,205	10,804	10,717	9,167	9,001
C000065170
Account Value [Line Items]
Line Graph and Table Measure Name			Timothy Plan International Fund
Account Value		15,477	$ 10,000	12,302	10,385	14,608	11,379	10,409	11,111	11,098	9,573	9,469
C000127000
Account Value [Line Items]
Line Graph and Table Measure Name			Timothy Plan International Fund
Account Value		17,108	$ 10,000	13,458	11,247	15,664	12,079	10,939	11,555	11,435	9,759	9,561
C000104306
Account Value [Line Items]
Line Graph and Table Measure Name			Timothy Plan Israel Common Values Fund
Account Value		17,664	$ 9,447	15,529	17,351	19,832	13,288	14,189	12,433	11,620	9,555	8,519
C000104307
Account Value [Line Items]
Line Graph and Table Measure Name			Timothy Plan Israel Common Values Fund
Account Value		17,335	$ 10,000	15,360	17,284	19,908	13,446	14,458	12,765	12,020	9,967	8,946
C000127003
Account Value [Line Items]
Line Graph and Table Measure Name			Timothy Plan Israel Common Values Fund
Account Value		19,175	$ 10,000	16,820	18,738	21,367	14,285	15,209	13,290	12,395	10,171	9,040
C000012342
Account Value [Line Items]
Line Graph and Table Measure Name			Timothy Plan Large/Mid Cap Growth Fund
Account Value		25,960	$ 9,454	19,070	16,047	19,748	15,038	12,861	13,053	11,708	10,047	9,421
C000012344
Account Value [Line Items]
Line Graph and Table Measure Name			Timothy Plan Large/Mid Cap Growth Fund
Account Value		25,479	$ 10,000	18,853	16,006	19,825	15,212	13,103	13,404	12,116	10,483	9,886
C000126997
Account Value [Line Items]
Line Graph and Table Measure Name			Timothy Plan Large/Mid Cap Growth Fund
Account Value		28,149	$ 10,000	20,623	17,329	21,261	16,151	13,768	13,941	12,482	10,691	9,990
C000012333
Account Value [Line Items]
Line Graph and Table Measure Name			Timothy Plan Large/Mid Cap Value Fund
Account Value		23,961	$ 9,451	18,693	16,405	18,167	13,986	13,457	13,124	11,554	10,216	9,601
C000012335
Account Value [Line Items]
Line Graph and Table Measure Name			Timothy Plan Large/Mid Cap Value Fund
Account Value		23,523	$ 10,000	18,488	16,352	18,238	14,148	13,717	13,482	11,958	10,651	10,082
C000126994
Account Value [Line Items]
Line Graph and Table Measure Name			Timothy Plan Large/Mid Cap Value Fund
Account Value		28,139	$ 10,000	21,893	19,170	21,177	16,265	15,604	15,182	13,338	11,766	11,023
C000012330
Account Value [Line Items]
Line Graph and Table Measure Name			Timothy Plan Small Cap Value Fund
Account Value		20,914	$ 9,451	16,845	14,591	17,758	11,758	13,733	14,272	12,961	10,663	9,635
C000012332
Account Value [Line Items]
Line Graph and Table Measure Name			Timothy Plan Small Cap Value Fund
Account Value		20,538	$ 10,000	16,660	14,536	17,823	11,894	13,995	14,653	13,413	11,113	10,120
C000126993
Account Value [Line Items]
Line Graph and Table Measure Name			Timothy Plan Small Cap Value Fund
Account Value		22,691	$ 10,000	18,234	15,749	19,125	12,638	14,720	15,254	13,822	11,340	10,223
C000012339
Account Value [Line Items]
Line Graph and Table Measure Name			Timothy Plan Small/Mid Cap Growth Fund
Account Value		23,552	$ 9,454	16,499	14,030	19,131	14,289	11,336	12,420	10,866	9,137	9,232
C000012341
Account Value [Line Items]
Line Graph and Table Measure Name			Timothy Plan Small/Mid Cap Growth Fund
Account Value		23,125	$ 10,000	16,322	13,972	19,201	14,451	11,553	12,758	11,224	9,523	9,690
C000126996
Account Value [Line Items]
Line Graph and Table Measure Name			Timothy Plan Small/Mid Cap Growth Fund
Account Value		25,533	$ 10,000	17,825	15,134	20,584	15,340	12,145	13,270	11,577	9,716	9,790
C000012345
Account Value [Line Items]
Line Graph and Table Measure Name			Timothy Plan Strategic Growth Fund
Account Value		13,447	$ 9,448	11,471	10,683	12,690	10,651	10,439	10,466	10,229	9,420	9,055
C000012347
Account Value [Line Items]
Line Graph and Table Measure Name			Timothy Plan Strategic Growth Fund
Account Value		$ 13,259	$ 10,000	11,370	10,651	12,744	10,782	10,641	10,747	10,586	9,820	9,511
C000126998
Account Value [Line Items]
Line Graph and Table Measure Name		Timothy Plan Strategic Growth Fund
Account Value	$ 10,000	$ 11,358		9,681
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		33,432	$ 10,000	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		33,432	$ 10,000	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value	$ 10,000	12,837		9,496
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value		12,004	$ 10,000	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value		12,004	$ 10,000	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value		12,004	$ 10,000	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294
Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index
Account Value		16,226	$ 10,000	14,156	12,893	14,962	13,621	13,040	12,040	11,783	10,937	9,791
Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index
Account Value		16,226	$ 10,000	14,156	12,893	14,962	13,621	13,040	12,040	11,783	10,937	9,791
Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index
Account Value		16,226	$ 10,000	14,156	12,893	14,962	13,621	13,040	12,040	11,783	10,937	9,791
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI ex USA Index
Account Value		16,630	$ 10,000	13,267	11,020	14,726	11,884	11,537	11,681	11,479	9,597	8,784
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI ex USA Index
Account Value		16,630	$ 10,000	13,267	11,020	14,726	11,884	11,537	11,681	11,479	9,597	8,784
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI ex USA Index
Account Value		16,630	$ 10,000	13,267	11,020	14,726	11,884	11,537	11,681	11,479	9,597	8,784
Russell 1000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value		46,145	$ 10,000	32,453	25,410	32,825	25,782	18,746	18,076	14,312	11,737	10,317
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		34,257	$ 10,000	25,248	20,833	25,165	19,215	16,563	15,946	13,540	11,423	9,939
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		35,098	$ 10,000	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		35,098	$ 10,000	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		35,098	$ 10,000	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		23,210	$ 10,000	18,310	16,809	21,972	14,878	14,820	16,266	14,115	11,691	10,125
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		33,432	$ 10,000	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		33,432	$ 10,000	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951
Russell Midcap Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value		29,168	$ 10,000	22,552	19,199	27,232	20,875	16,940	16,102	13,296	11,285	10,145
Russell Midcap Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value		29,168	$ 10,000	22,552	19,199	27,232	20,875	16,940	16,102	13,296	11,285	10,145
Russell Midcap Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value		29,168	$ 10,000	22,552	19,199	27,232	20,875	16,940	16,102	13,296	11,285	10,145
Dow Jones Moderately Aggressive Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones Moderately Aggressive Portfolio Index
Account Value		21,320	$ 10,000	17,180	15,088	18,600	14,820	13,879	13,598	12,431	10,869	9,690
Dow Jones Moderately Aggressive Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Aggressive Portfolio Index
Account Value	$ 10,000	11,937		9,619
Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones Moderate Portfolio Index
Account Value		18,218	$ 10,000	15,103	13,700	16,729	14,155	13,294	12,800	11,994	10,895	9,817
Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones Moderate Portfolio Index
Account Value		18,218	$ 10,000	15,103	13,700	16,729	14,155	13,294	12,800	11,994	10,895	9,817
Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index
Account Value	$ 10,000	11,654		9,662
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		33,432	$ 10,000	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951
33% BB USTreas1-3YR / 33% BB Comm / 34% MSCI REIT GROSS
Account Value [Line Items]
Line Graph and Table Measure Name			33% BB USTreas1-3YR / 33% BB Comm / 34% MSCI REIT GROSS
Account Value		14,240	$ 10,000	12,489	12,269	12,669	10,088	10,857	10,308	10,071	10,044	9,455
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		33,432	$ 10,000	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951
33% BB USTreas1-3YR / 33% BB Comm / 34% MSCI REIT GROSS
Account Value [Line Items]
Line Graph and Table Measure Name			33% BB USTreas1-3YR / 33% BB Comm / 34% MSCI REIT GROSS
Account Value		14,240	$ 10,000	12,489	12,269	12,669	10,088	10,857	10,308	10,071	10,044	9,455
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		33,432	$ 10,000	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951
33% BB USTreas1-3YR / 33% BB Comm / 34% MSCI REIT GROSS
Account Value [Line Items]
Line Graph and Table Measure Name			33% BB USTreas1-3YR / 33% BB Comm / 34% MSCI REIT GROSS
Account Value		14,240	$ 10,000	12,489	12,269	12,669	10,088	10,857	10,308	10,071	10,044	9,455
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value		35,098	$ 10,000	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939
40% BB US Aggregate Bond / 60% Russell 1000 Value
Account Value [Line Items]
Line Graph and Table Measure Name			40% BB US Aggregate Bond / 60% Russell 1000 Value
Account Value		18,779	$ 10,000	15,504	14,223	16,245	13,571	13,521	12,640	12,022	11,031	9,861
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value		35,098	$ 10,000	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939
40% BB US Aggregate Bond / 60% Russell 1000 Value
Account Value [Line Items]
Line Graph and Table Measure Name			40% BB US Aggregate Bond / 60% Russell 1000 Value
Account Value		18,779	$ 10,000	15,504	14,223	16,245	13,571	13,521	12,640	12,022	11,031	9,861
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value		35,098	$ 10,000	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939
40% BB US Aggregate Bond / 60% Russell 1000 Value
Account Value [Line Items]
Line Graph and Table Measure Name			40% BB US Aggregate Bond / 60% Russell 1000 Value
Account Value		18,779	$ 10,000	15,504	14,223	16,245	13,571	13,521	12,640	12,022	11,031	9,861
ICE BofA U.S. Broad Market Bond
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA U.S. Broad Market Bond Index
Account Value		12,039	$ 10,000	10,790	10,719	12,552	12,689	11,853	10,722	10,850	10,847	10,305
ICE BofA U.S. Broad Market Bond
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA U.S. Broad Market Bond Index
Account Value		12,039	$ 10,000	10,790	10,719	12,552	12,689	11,853	10,722	10,850	10,847	10,305
ICE BofA U.S. Broad Market Bond
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA U.S. Broad Market Bond Index
Account Value		12,039	$ 10,000	10,790	10,719	12,552	12,689	11,853	10,722	10,850	10,847	10,305
Israel TA-125 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Israel TA-125 Index
Account Value		16,028	$ 10,000	13,776	14,942	16,244	11,075	12,379	11,607	10,321	9,483	9,346
Israel TA-125 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Israel TA-125 Index
Account Value		16,028	$ 10,000	13,776	14,942	16,244	11,075	12,379	11,607	10,321	9,483	9,346
Israel TA-125 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Israel TA-125 Index
Account Value		16,028	$ 10,000	13,776	14,942	16,244	11,075	12,379	11,607	10,321	9,483	9,346
Russell 1000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value		46,145	$ 10,000	32,453	25,410	32,825	25,782	18,746	18,076	14,312	11,737	10,317
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		34,257	$ 10,000	25,248	20,833	25,165	19,215	16,563	15,946	13,540	11,423	9,939
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		34,257	$ 10,000	25,248	20,833	25,165	19,215	16,563	15,946	13,540	11,423	9,939
Russell 1000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value		46,145	$ 10,000	32,453	25,410	32,825	25,782	18,746	18,076	14,312	11,737	10,317
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		33,432	$ 10,000	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		23,210	$ 10,000	18,310	16,809	21,972	14,878	14,820	16,266	14,115	11,691	10,125
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		23,210	$ 10,000	18,310	16,809	21,972	14,878	14,820	16,266	14,115	11,691	10,125
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		33,432	$ 10,000	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		33,432	$ 10,000	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		33,432	$ 10,000	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		33,432	$ 10,000	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951
Dow Jones Moderately Aggressive Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones Moderately Aggressive Portfolio Index
Account Value		21,320	$ 10,000	17,180	15,088	18,600	14,820	13,879	13,598	12,431	10,869	9,690
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		33,432	$ 10,000	24,729	$ 20,528	$ 24,921	$ 18,898	$ 16,433	$ 15,967	$ 13,579	$ 11,440	$ 9,951
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value	$ 10,000	$ 12,837		$ 9,496